Cash and cash equivalents and borrowings	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and borrowings [Abstract]
Disclosure of cash and cash equivalents and borrowings [Text Block]
5.2 CASH AND CASH EQUIVALENTS AND BORROWINGS
In order to aid understanding of the Group’s financial performance, and as mentioned in Note 1.1.3, the Group analyzes cash and cash equivalents and borrowings for each corresponding period distinguishing between infrastructure project companies and ex infrastructure companies.
The main items forming the Group's cash and cash equivalents and borrowings, are described below.
5.2.1 Cash and cash equivalents
a) Cash and cash equivalents and restricted cash of infrastructure projects companies
The cash and cash equivalents of infrastructures project companies as at December 31, 2024 and December 31, 2023 stood at EUR 175 million and EUR 204 million, respectively.
Infrastructure project financing agreements often impose the obligation to arrange certain restricted accounts to cover short-term or long-term obligations relating to the payment of principal or interest on the borrowings and the infrastructure maintenance and operation.
Restricted cash is classified as short-term or long-term depending on whether it must remain restricted for less or more than one year. These funds are invested in highly-liquid financial products earning floating interest. The type of financial product in which the funds may be invested is also restricted by the financing agreements or, where no restrictions are stipulated, the decision is made on the basis of the Group’s policy for the placement of cash surpluses.
For 2024:
Short-term balances, which amounted to EUR 18 million, are recognized under cash and cash equivalents in the balance sheet, whereas long-term balances totaling EUR 380 million are carried as financial assets. Therefore, short- and long-term restricted cash recognized at December 31, 2024 amounts to EUR 398 million and relates to the NTE Segment 3, LBJ, I-66 and NTE toll roads (EUR 22 million, EUR 12 million, EUR 57 million and EUR 281 million, respectively), as well as to other European concessions in the amount of EUR 26 million, primarily treatment plants in the United Kingdom, and the Autovía de Aragón toll road (EUR 9 million and EUR 17 million, respectively). The variation of EUR -228 million compared to December 2023 is explained by:
•A net decrease in the restricted cash amount of EUR -257 million (excluding exchange rate effects), essentially from the NTE toll road (EUR -70 million), I-66 (EUR -82 million) and the I-77 (EUR -101 million), due mainly to the distribution of dividends in these toll roads.
•The exchange rate effect reached EUR 29 million, mainly generated by US dollar fluctuations (Note 1.4).
Other cash and cash equivalents relate to bank accounts and highly-liquid investments subject to interest rate risk.
For 2023:
Short-term balances, which amounted to EUR 31 million, are recognized under cash and cash equivalents in the balance sheet, whereas long-term balances totaling EUR 596 million are carried as financial assets. Therefore, short- and long-term restricted cash recognized at December 31, 2023 amounts to EUR 627 million and relates to the NTE Segment 3, LBJ, I-77, I-66 and NTE Mobility Partners toll roads (EUR 23 million, EUR 7 million, EUR 99 million, EUR 134 million and EUR 333 million, respectively), as well as to other European concessions in the amount of EUR 31 million, primarily treatment plants in the United Kingdom and the Autovía de Aragón toll road in Spain (EUR 14 million, EUR 17 million respectively).
Other cash and cash equivalents relate to bank accounts and highly-liquid investments subject to interest rate risk.
b) Cash and cash equivalents and restricted cash of ex- infrastructures projects
Cash and cash equivalents of ex-infrastructure project companies at December, 31 2024 and December, 31 2023 amounted to EUR 4,653 million and EUR 4,585 million, respectively. At December 2023, EUR 207 million denominated in Canadian dollars and the exchange rate risk affecting these cash and cash equivalents is fully hedged by forward derivatives.
At December, 31 2024, certain accounts totaling EUR 22 million (EUR 37 million at December, 31 2023) are restricted due mainly to the UK waste treatment business (Thalia). This is cash but is kept in escrow so that Thalia cannot access it without the Environment Agency's consent. When there is a need to pay for landfill aftercare in the future, the cash can be used at that time.
5.2.2 Borrowings
a) Infrastructure project companies
a.1) Breakdown by project, significant changes during the year and main features of the borrowings
There follows a breakdown of borrowings secured by project cash flows, distinguishing between bonds and bank borrowings, short- and long-term, and changes during 2024 and 2023:

	2024			2023			Change 24/23
(Million euro)	Bonds	Bank borrowings	Total	Bonds	Bank borrowings	Total	Bonds	Bank borrowings	Total
Long term	5,198	3,058	8,256	4,441	3,412	7,852	758	(354)	404
Toll roads	5,198	2,707	7,905	4,441	2,937	7,378	758	(230)	528
US toll roads	5,198	2,138	7,337	4,441	2,307	6,748	758	(169)	589
Spanish toll roads	—	564	564	—	611	611	—	(47)	(47)
Other concessions	—	5	5	—	19	19	—	(14)	(14)
Airports	—	—	—	—	89	89	—	(89)	(89)
Construction	—	97	97	—	102	102	—	(4)	(4)
Energy	—	209	209	—	236	236	—	(26)	(26)
Other	—	44	44	—	48	48	—	(4)	(4)
Short term	1	142	143	1	62	63	—	81	81
Toll roads	1	38	39	1	31	33	—	7	7
US toll roads	1	—	1	1	—	1	—	—	—
Spanish toll roads	—	24	24	—	17	17	—	6	6
Other concessions	—	14	14	—	14	14	—	1	1
Airports	—	94	94	—	15	15	—	80	80
Construction	—	5	5	—	5	5	—	1	1
Energy	—	2	2	—	11	11	—	(9)	(9)
Other	—	3	3	—	3	3	—	—	—
TOTAL	5,199	3,200	8,400	4,442	3,473	7,915	757	(272)	485
The following table shows, for 2024 movements in infrastructure project borrowings, broken down into variations in borrowings with balancing entries in cash flows, exchange rate effects and scope changes, as well as movements in borrowings due to the accrual of interest, which do not affect period cash positions.

(Million euro)	Dec. 2023	Increase/decrease with impact on cash flow	Foreign exchange effect	Impact of scope changes and other	Capitalized/accrued interest	Dec. 2024
Infrastructures project borrowings	7,915	70	472	(22)	(36)	8,400
Infrastructure project borrowings increased by EUR 485 million in 2024 with respect to December 2023, mainly for the following reasons:
•Exchange rate effect amounting to EUR 472 million, mainly due to the appreciation of the US dollar against the euro.
•Increase of EUR 34 million in debt, excluding the foreign exchange effect and scope changes, relating primarily to the US projects and attributable to the debt drawn down by the I-77 toll road, capitalization of interest and accrued unmatured interest.
US toll roads:
NTE Mobility Partners, LLC
Regarding NTE Mobility Partners, the total debt at December, 31 2024 reached USD 1,600 million were as follows:
–A taxable bond issue of USD 871.1 million maturing in 2049 at a fixed interest rate of 3.92% and a PAB (Private Activity Bonds) issue of USD 331.8 million (at a fixed interest rate of 4.00% for USD 122.8 million and 5.00% for USD 209.0 million, repayable from 2030 to 2039).
–USD 397 million in bonds issued in August 2023 at a fixed interest rate of 5.50%, repayable from 2052 to 2058, for the funding of the Mandatory Capacity Improvement project.
NTE Mobility Partners Seg 3 LLC
In relation to NTE Mobility Partners Seg 3 LLC the total debt at December 31, 2024 reached USD 1,578 million. This debt consists of:
–The issuance of USD 265.9 million in PABs related to the debt of the 3A-3B segments at a rate of 5.00% fixed interest on USD 32.4 million, 5.13% on USD 22.5 million, 5.25% on USD 23.7 million, 5.38% on USD 64.7 million and 5.50% on USD 122.6 million.
–A TIFIA loan in the amount of USD 437.7 million at a fixed rate of 3.84% at December 31, 2024 with final maturity in 2053.
–Amount of USD 221 million drawn down in 2024 from the 5-year bonds.
–The issuance of USD 653.9 million in PABs repayable from 2047 to 2058 at a fixed interest rate of 5.00% for the debt of segment 3C (total of USD 750 million including the issuance premium).
LBJ Infr. Group LLC
The total debt of this company at December 31, 2024 reached USD 2,007 million. This debt consists of:
–A PABs issuance of USD 537.5 million (total of USD 615 million including the premium) at a fixed interest rate of 4.00%, repayable from 2030 to 2040.
–Taxable bond issuance of USD 615.5 million (of which USD 7 million bears a fixed interest rate of 2.75% and matures in 2026, and USD 608.5 million bears a fixed interest rate of 3.80% and matures in 2057).
–A TIFIA loan granted by the U.S. Federal Government, valued at USD 835.6 million as of December 31, 2024, with an amortization profile from 2035 to 2050, bearing a fixed interest rate of 4.22%.
–A credit line maturing in 2027 with an interest rate of 4.51%, of which USD 18.0 million had been drawn as of December 31, 2024.
I-77 Mobility Partners, LLC
The total debt of I-77 Mobility Partners, LLC this company at December 31, 2024 reached USD 471 million. This debt consists of:
–USD 100 million in PABs at a fixed rate of 5.00% maturing between 2026 and 2030.
–On April 25, 2024, the issuance of USD 371 million in Senior Secured Notes was completed, the proceeds of which were used to refinance the TIFIA debt, thereby increasing the average maturity of the outstanding debt. The Senior Secured Notes bear interest at a fixed rate of 6.57% and mature in 2051.
–On April 26, 2024, the TIFIA debt was repaid in full.
I-66 Mobility Partners, LLC
Regarding I-66 Mobility Partners, LLC, the total debt of this company at December 31, 2024 reached USD 2,084 million. This debt consists of:
–USD 737 million in PABs (a total of USD 800.4 million including the premium) at a fixed rate of 5.00%, maturing between 2047 and 2056.
–A TIFIA loan balance of USD 1,346.9 million, of which USD 21.2 million had been prepaid as of December 31, 2024. This loan bears interest at a fixed rate of 2.8% and finally matures in 2057.
Spanish toll roads:
Cintra Inversora Autopistas de Cataluña (Terrasa Manresa toll road)
In relation to Cintra Inversora Autopistas de Cataluña , the total debt of this company at December 31, 2024 reached EUR 584.9 million. This debt consists of:
–Tranches A and B amounting to EUR 264.9 million and EUR 280.3 million as of December 31, 2024, accruing interest at the 6-month EURIBOR rate +3.672% +1.5% at year-end. Both tranches were fully utilized and fall due in 2035.
–A liquidity tranche (tranche C) with a balance of EUR 39.7 million as of December 31, 2024 (the year-end interest rate is the 6-month EURIBOR +3.672% +1.5%).
–It should also be noted that this company has an interest rate derivative with a notional amount of EUR 551.7 million, with a guaranteed interest rate of 5.2064% and maturity in 2035. The fair value of the derivative (recognized under “Derivative financial instruments”, Note 5.5) was EUR -83.4 million at the year- end 2024.
Breakdown of other projects:

	2024			2023
(Million euro)	Long term	Short term	Total	Long term	Short term	Total	Change 24/23
Autovía de Aragón	5	14	19	19	14	33	(14)
Dalaman International Airport	—	94	94	89	15	104	(10)
Conc. Prisiones Lledoners,S.A.	61	3	63	63	2	65	(2)
Depusa Aragón S.A.	22	2	24	24	1	25	(2)
Budimex Group	15	1	16	15	1	16	—
Parque Solar Casilla	—	—	—	20	3	23	(22)
Transchile Charrúa Transmisión, S.A.	105	—	105	91	8	99	5
Centella Transmisión, S.A.	105	2	106	125	—	125	(18)
UK Waste Treatment (Thalia)	44	3	47	48	1	49	(2)
TOTAL Other infrastructure project company borrowings	356	119	474	494	44	538	(64)
Other project borrowings decreased by EUR -64 million against December 2023 primarily in the Autovía de Aragón, Spanish toll road. Also noteworthy is Dalaman international airport, which waiver effective as of December 31, 2024, originally ending on February 28, 2025, has been extended to December 31, 2025. In December 2024, the airport´s borrowings (EUR 94 million) were reclassified from long-term to short-term.
On December 2024, Centella Transmisión S.A. carried out a refinancing operation in the amount of USD 112.6 million at a “Daily Compounded SOFR” rate, applicable to any business day of the U.S. government securities market during an interest period, with a maturity date of December 12, 2029. In addition, in December 2024, Centella also repaid the credit line with Ferrofin S.L., which at December 31, 2023 amounted to EUR 31 million.
a.2) Maturities by currency and fair value of infrastructure project company borrowings
December 31, 2024

(Million euro)	Currency	Fair value 2024	Carrying amount 2024	2025	2026	2027	2028	2029	2030+	Total maturities
Infrastructure project company obligations		3,574	5,199	1	8	1	215	1	4,704	4,930
TOLL ROADS		3,574	5,199	1	8	1	215	1	4,704	4,930
	USD	3,574	5,199	1	8	1	215	1	4,704	4,930
	EUR	—	—	—	—	—	—	—	—	—
Bank borrowings of infrastructure project companies		3,200	3,200	120	233	155	151	274	2,690	3,624
TOLL ROADS		2,745	2,745	98	104	130	122	133	2,565	3,152
	USD	2,138	2,138	70	71	95	79	82	2,153	2,549
	EUR	607	607	28	33	35	43	51	412	603
AIRPORTS		94	94	14	16	18	20	21	16	105
	EUR	94	94	14	16	18	20	21	16	105
CONSTRUCTION		103	103	4	4	5	5	5	79	102
	EUR	87	87	4	4	5	5	5	64	87
	PLN	16	16	—	—	—	—	—	15	15
ENERGY		211	211	2	106	—	—	109	—	216
	EUR	—	—	—	—	—	—	—	—	—
	USD	211	211	2	106	—	—	109	—	216
OTHER		47	47	3	3	3	4	5	30	49
	GBP	47	47	3	3	3	4	5	30	49
TOTAL INFRASTRUCTURE PROJECT COMPANY BORROWINGS		6,774	8,400	121	241	156	366	275	7,394	8,554
December 31, 2023

(Million euro)	Currency	Fair value 2023	Carrying amount 2023	2024	2025	2026	2027	2028	2029+	Total maturities
Infrastructure project company obligations		4,092	4,442	—	1	7	1	1	2,625	2,636
TOLL ROADS		4,092	4,442	—	1	7	1	1	2,625	2,636
	USD	4,092	4,442	—	1	7	1	1	2,625	2,636
	EUR	—	—	—	—	—	—	—	—	—
Bank borrowings of infrastructure project companies		3,473	3,473	76	60	285	61	169	4,782	5,434
TOLL ROADS		2,968	2,968	34	38	34	35	141	4,627	4,909
	USD	2,307	2,307	3	—	—	—	97	4,154	4,253
	EUR	661	661	31	38	34	35	44	473	656
AIRPORTS		104	104	10	14	16	18	20	37	115
	EUR	104	104	10	14	16	18	20	37	115
CONSTRUCTION		106	106	4	4	4	5	5	84	106
	EUR	91	91	4	4	4	5	5	69	91
	PLN	15	15	—	—	—	—	—	15	15
ENERGY		295	295	28	5	230	3	4	34	304
	USD	224	224	2	2	228	—	—	—	232
OTHER		49	49	3	3	3	3	4	34	49
	GBP	49	49	3	3	3	3	4	34	49
TOTAL INFRASTRUCTURE PROJECT COMPANY BORROWINGS		7,565	7,915	76	61	292	62	171	7,407	8,070
At December 31, 2024 the difference between the total maturities of bank borrowings of EUR 8,554 million (EUR 8,070 million in 2023) and the carrying amounts recognized at December 31, 2024 in the amount of EUR 8,400 million (EUR 7,915 million in 2023) is explained mainly by the difference between the nominal values and carrying amounts of the borrowings, as certain adjustments are made in accordance with applicable accounting rules. Thus, the accrued interest payable and the application of the amortized cost method had an impact of EUR 154 million (EUR 155 million in 2023), considering that the maturities of the borrowings do not include interest.
The fair value reflected in the table above is calculated as follows:
•For fixed-rate bonds, subject to changes in value due to fluctuations in market interest rates: since they are quoted in an active market, the related market value is used.
•For fixed-interest bank borrowings, also subject to changes in value due to fluctuations in rates: future cash flows are discounted using a market interest rate, calculated using an internal valuation model.
•Lastly, for floating-rate bank borrowings: no significant differences are deemed to exist between the fair value of the borrowings and their carrying amount and therefore the carrying amount is used.
a.3) Information on credit limits and credit drawable for infrastructure projects
There follows is a comparative analysis of borrowings not drawn down at December 31, 2024 and 2023:

	2024				2023
(Million euro)	Limit	Utilized	Drawable	Debt recognized	Limit	Utilized	Drawable	Debt recognized
Toll Roads	8,091	8,082	9	7,945	7,545	7,545	—	7,410
US toll roads	7,479	7,479	—	7,338	6,889	6,889	—	6,749
Spanish toll roads	593	584	9	587	623	623	—	628
Other concessions	19	19	—	19	33	33	—	33
Airports	105	105	—	94	115	115	—	104
Construction	103	102	—	103	106	106	1	106
Energy	220	216	4	211	255	255	—	246
Other	49	49	—	47	49	49	—	49
TOTAL BORROWINGS	8,567	8,554	13	8,400	8,070	8,070	1	7,915
a.4) Guarantees and covenants for project borrowings
The borrowings classified as project borrowings are without recourse to the project shareholders or with recourse limited to the guarantees given. The guarantees given by Ferrovial subsidiaries for project borrowings are described in Note 6.5, Contingent liabilities.
After reviewing the information reported by the businesses and conducting a subsequent review, we have concluded that there is no event of default for the fully-consolidated project companies as of December 31, 2024. In the case of Dalaman International Airport, there was a waiver effective as of December 31, 2024, originally ending on February 28, 2025. As this waiver ended before December 2025, the borrowings of the airport have been reclassified from long-term to short-term at December 2024. On February 17, 2025 the waiver has been extended to December 31, 2025.
At December 31 2023, all the fully-consolidated project companies fulfilled the significant covenants in force.
b) Ex-infrastructure projects
b.1) Breakdown of short- and long-term borrowings, changes during 2024 and main features

			2024			2023
(Million euro)	Long term	Short term	Total	Long term	Short term	Total
Corporate bonds and debentures	1,773	518	2,292	2,270	320	2,590
Euro Commercial Paper	—	249	249	—	500	500
Corporate liquidity lines	60	252	312	296	—	296
Other borrowings	3	33	36	5	58	63
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES	1,836	1,052	2,889	2,571	879	3,449
The following table shows changes to ex-infrastructure project borrowings, broken down into variations in borrowings with balancing entries in cash flows, exchange rate effects and scope changes, as well as changes in borrowings due to the accrual of interest during 2024, which do not affect period cash positions:

(Million euro)	Dec. 2023	Increase/decrease with impact on cash flow	Foreign exchange effect	Impact of scope changes	Capitalized/accrued interest and other	Dec. 2024
Bank borrowings	3,449	(569)	19	—	(11)	2,888
Cross- currency swaps	13	—	(16)	—		(2)
Ex-infrastructure projects borrowings	3,463	(569)	4	—	(11)	2,886
b.1.1) Corporate debt
Corporate debt comprises the following debt instruments:
Corporate bonds:
The carrying amount totals EUR 2,292 million at December 31, 2024 (EUR 2,590 million at December, 31 2023). The breakdown is as follows:

Issuance date	Nominal value (Million euro)	Maturity	Annual coupon
3/29/2017	500	3/31/2025	1.375%
5/14/2020	780	5/14/2026	1.38%
11/12/2020	500	11/12/2028	0.540%
9/10/2023	500	9/13/2030	4.375%
Regarding the variation in corporate bonds during 2024, the repayment of the bond issued in July 2014 and maturing in July 2024 (EUR 300 million) should be noted. All issues completed for 2017 and up to 2023 are admitted to trading on the AIAF fixed income market (Spain). All these issuances except the 2023 bond, are guaranteed by the Company. The bond issued by Ferrovial SE in 2023 is listed on Euronext Dublin.
Euro Commercial Paper:
This Euro Commercial Paper (ECP) issuance program has been renewed each year since 2018, with maturities between 1 and 364 days as from the issue date, allowing further diversification of capital market funding and more efficient liquidity management.
The notes outstanding during 2024 were issued under the EUR 1,500 million Sustainability Target STEP label compliant Euro-commercial paper program registered on July 31, 2023, at an average rate of 3.74% (2023: 3.13%). Regarding the notes outstanding as of December 31, 2024, the average cost were 3.17% (2023: 4.09%).
Regarding the movement during 2024, it is worth noting the variation in the Euro Commercial Paper issued at December 2024 closing (EUR 249 million) compared to December 2023 (EUR 500 million), representing a reduction of EUR -251 million.
Other corporate debt:
In July 2018, Ferrovial refinanced the liquidity facility and included sustainability criteria in the process for a maximum of EUR 1.100 million. The limit was reduced to EUR 788 million in 2024 and the balance can be drawn-down in EUR, USD, CAD and GBP.
EUR 250 million had been utilized at December 31, 2024 and 2023, and in order to cover possible interest rate and foreign exchange fluctuations affecting this amount, Ferrovial arranged cross currency swaps for USD 260 million, maturing in 2025 for an agreed equivalent value of EUR 250 million, the fair value of which amounts to EUR 1.49 million (EUR -13 million at December 31, 2023).
Additionally, Ferrovial has a credit line, fully draw down, for a total of EUR 60 million which matures in 2027 at a fixed rate of 0.425%.
The Group’s liquidity stood at EUR 5,320 million and EUR 5,387 million (Note 5.4.d) at December 31, 2024 and 2023, respectively.
b.1.2) Information on corporate debt limits and drawable balances.
Set out below is a breakdown of corporate debt limits and drawable balances at December 31, 2024 and at December 31, 2023:

	2024				2023
(Million euro)	Limit	Utilized	Drawable	Consolidated debt	Limit	Utilized	Drawable	Consolidated debt
Bonds	2,280	2,280	—	2,292	2,581	2,581	—	2,590
Syndicated facility	788	250	538	252	900	250	650	236
ECPs	249	249	—	249	500	500	—	500
Credit lines	60	60	—	60	60	60	—	60
TOTAL CORPORATE DEBT	3,377	2,839	538	2,852	4,041	3,391	650	3,386
The variation in corporate debt compared to December 2023 (EUR -534 million) is explained mainly by the repayment of the bond issued in July 2014 and maturing in July 2024 (EUR 300 million) and by the lower volume of ECPs outstanding (EUR -251 million).
The Company's credit rating
The credit rating agencies Standard & Poor’s and Fitch maintained their opinion regarding the financial rating of Ferrovial’s corporate debt in 2024 and 2023, respectively rating it at BBB and BBB with stable outlook and, therefore, within the “Investment Grade” category.
b.1.3) Other borrowings
At December 31, 2024 “Other borrowings” of EUR 36 million (EUR 63 million at December 31, 2023) related primarily to Construction Division bank borrowings.
b.1.4) Information on limits and drawable balances of other borrowings:
Set out below is a breakdown of debt limits and drawable balances at December 31, 2024 and 2023:

	2024				2023
(Million euro)	Limit	Utilized	Drawable	Consolidated debt	Limit	Utilized	Drawable	Consolidated debt
Construction	131	17	114	14	163	26	137	13
Airports	—	—	—	14	—	—	—	31
Other	8	8	—	8	22	20	2	19
OTHER BORROWINGS	140	26	114	36	185	46	139	63
The differences between total bank borrowings and the carrying amount at December 31, 2024 and 2023 are explained mainly by the difference between the nominal values and carrying amounts of the borrowings, as certain adjustments are made in accordance with applicable accounting rules.
b.2) Maturities by currency and fair value of borrowings excluding infrastructure project companies
At December 31, 2024:

Borrowings (Million euro)	Currency	Fair value 2024	Carrying amount 2024	2025	2026	2027	2028	2029	2030+	Total maturities
Corporate debt		2,830	2,852	999	780	60	500	—	500	2,839
	EUR	2,830	2,852	999	780	60	500	—	500	2,839
Other borrowings		36	36	2	9	12	2	1	—	26
	EUR	7	7	—	—	—	1	—	—	1
	PLN	5	5	2	1	1	—	1	—	5
	CLP	7	7	—	—	7	1	—	—	8
	Other	17	17	—	8	4	—	—	—	12
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES		2,866	2,889	1,001	789	72	502	1	500	2,865
At December 31, 2023:

Borrowings (Million euro)	Currency	Fair value 2023	Carrying amount 2023	2024	2025	2026	2027	2028	2029+	Total maturities
Corporate debt		3,331	3,386	800	750	781	60	500	500	3,391
	EUR	3,331	3,386	800	750	781	60	500	500	3,391
Other borrowings		63	63	21	5	13	6	1	—	46
	EUR	3	3	—	—	—	—	1	—	1
	PLN	9	9	1	5	2	1	—	—	9
	CLP	19	19	20	—	—	—	—	—	20
	Other	32	32	—	—	11	5	—	—	16
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES		3,394	3,449	821	755	794	66	501	500	3,437
The differences between the total maturities of borrowings and the carrying amounts of the debt at December 31, 2024 and 2023 are primarily explained by the difference between the nominal values and carrying amounts of the borrowings, as certain adjustments are made in accordance with applicable accounting legislation (basically accrued interest payable and the application of the amortized cost method).
The fair value of bank borrowings excluding infrastructure project companies matches the related carrying amount because the borrowings are tied to floating market interest rates and therefore changes to the benchmark interest rates do not affect fair value.
As corporate debts are quoted in an active market, the related market value is used.
On this basis, the estimated total fair value of bank borrowings and bonds excluding infrastructure project companies at December 31, 2024 and December 31, 2023 amounted to EUR 2,866 million and EUR 3,394 million, respectively.
The 2025 maturities total EUR 1,001 million and relate to the ECPs (EUR 249 million), corporate bonds (EUR 500 million) and liquidity facility (EUR 250 million). The debt maturities do not include interest.